Earning per unit and cash distributions (Tables)	6 Months Ended
Jun. 30, 2019
Earning per unit and cash distributions
Schedule of calculation of basic and diluted earnings per unit

	Three months ended		Six months ended
	June 30,		June 30,
(in thousands of U.S. dollars, except per unit numbers)	2019	2018	2019	2018
Net income	$6,156	$19,944	$20,291	$41,630
Adjustment for:
Preferred unitholders' interest in net income	3,378	3,003	6,742	5,663
Limited partners' interest in net income	2,778	16,941	13,549	35,967
Less: Dividends paid or to be paid (1)	(15,036)	(14,988)	(30,068)	(29,942)
Under (over) distributed earnings	(12,258)	1,953	(16,519)	6,025
Under (over) distributed earnings attributable to:
Common units public	(6,636)	1,053	(8,942)	3,252
Common units Höegh LNG	(774)	124	(1,044)	383
Subordinated units Höegh LNG	(4,848)	776	(6,533)	2,390
	(12,258)	1,953	(16,519)	6,025
Basic weighted average units outstanding (in thousands)
Common units public	17,978	17,827	17,962	17,790
Common units Höegh LNG	2,101	2,101	2,101	2,102
Subordinated units Höegh LNG	13,156	13,156	13,156	13,156

Diluted weighted average units outstanding (in thousands)
Common units public	17,996	17,839	17,976	17,804
Common units Höegh LNG	2,101	2,101	2,101	2,102
Subordinated units Höegh LNG	13,156	13,156	13,156	13,156

Earnings per unit (2):
Common unit public (basic and diluted)	$0.07	$0.50	$0.38	$1.07
Common unit Höegh LNG (basic and diluted) (3)	$0.10	$0.53	$0.44	$1.11
Subordinated unit Höegh LNG (basic and diluted) (3)	$0.10	$0.53	$0.44	$1.11
(1)

Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period and is based the number of units outstanding at the period end.

(2)

Effective March 21, 2019, granted 10,917 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective March 23, 2018, the Partnership granted 14,584 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective June 3, 2016, the Partnership granted 21,500 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of December 31, 2017, November 30, 2018 and November 30, 2019, respectively. On September 14, 2018, the plan was amended for to extend the terms and conditions of such unvested units for the grants effective March 23, 2017 and June 3, 2016 of the then-serving CEO/CFO that resigned as CEO/CFO of the Partnership. The phantom units impact the diluted weighted average units outstanding; however, the increase in weighted average number of units was not significant enough to change the earnings per unit. Therefore, the basic and diluted earnings per unit are the same for the period ended June 30, 2019.

(3)

Includes total amounts attributable to incentive distributions rights of $399 and $798 for the three and six months ended June 30, 2019, respectively, of which $55 and $110 for the three and six months ended June 30, 2019, respectively, were attributed to common units owned by Höegh LNG. Total amounts attributable to incentive distributions rights of $344 and $688 for the three and six months ended June 30, 2019, respectively, were attributed to subordinated units owned by Höegh LNG. For the three and six months ended June 30, 2018, total amounts attributable to incentive distributions rights of $398 and $795, of which $55 and $109 were attributed to common units owned by Höegh LNG and $343 and $685 were attributed to subordinated units owned by Höegh LNG.